Note 21 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings Before Income Tax by Jurisdiction	$ 304,707	$ 311,113
Total current	96,200	104,722
Deferred total	(16,046)	(30,545)
Income tax expense	80,154	74,177
Domestic Tax Jurisdiction [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	(57,594)	(34,547)
Canada, Federal	4,566	2,975
Canada, Federal, deferred	(12,769)	(7,267)
State and Local Jurisdiction [Member] | Canada Revenue Agency [Member]
Canada, Provincial	3,274	2,068
Canada, Provincial, deferred	(9,646)	(5,527)
Foreign Tax Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	229,980	186,787
Foreign, current	42,738	53,572
Foreign, deferred	14,277	(11,319)
Foreign Tax Jurisdiction [Member] | Other Foreign Tax Authorities Excluding the United States [Member]
Earnings Before Income Tax by Jurisdiction	132,321	158,873
Foreign, current	45,622	46,107
Foreign, deferred	$ (7,908)	$ (6,432)